Intangible assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Intangible assets
Note 7: Intangible assets
The change in intangible assets is broken down as follows, per class of assets:

(€’000)	Goodwill	In-process research and development	Development costs	Patents, licenses, trademarks	Software	Total
Capitalized costs
At January 1, 2020	883	33 678	1 084	12 903	179	48 726
Additions	—	—	—	168	1	169
Currency translation adjustments	—	—	—	—	—	—
Divestiture	—	—	—	—	—	—
Transfer	—	—	—	—	100	100
At December 31, 2020	883	33 678	1 084	13 071	279	48 995
Additions	—	—	—	214	—	214
Currency translation adjustments	—	—	—	—	—	—
Divestiture	—	—	—	—	(16)	(16)
Transfer	—	—	—	—	—	—

At December 31, 2021	883	33 678	1 084	13 285	263	49 193

Accumulated amortization
At January 1, 2020	—	—	(477)	(11 938)	(112)	(12 527)
Amortization charge	—	—	(66)	(114)	(16)	(197)
Divestiture	—	—	—	—	—	—
Transfer	—	—	—	—	(100)	(100)
At December 31, 2020	—	—	(543)	(12 052)	(229)	(12 824)
Amortization charge	—	—	(67)	(134)	(16)	(217)
Divestiture	—	—	—	—	16	16
Currency translation adjustments	—	—	—	—	—	—
Transfer	—	—	—	—	—	—

At December 31, 2021	—	—	(610)	(12 186)	(229)	(13 025)

Net book value
Capitalized costs	883	33 678	1 084	13 071	279	48 995
Accumulated amortization	—	—	(543)	(12 052)	(229)	(12 824)

At December 31, 2020	883	33 678	540	1 019	51	36 171

Capitalized costs	883	33 678	1 084	13 285	263	49 193
Accumulated amortization	—	—	(610)	(12 186)	(229)	(13 025)

At December 31, 2021	883	33 678	474	1 099	34	36 168

The capitalized development costs relate to the development of C-Cath ez
. Since May 2012 and the CE marking of C-Cath
ez
, the development costs of C-Cath
ez
are capitalized and amortized over the estimated residual intellectual property protection as of the CE marking (i.e., until 2029)
.
 No other development costs have been capitalized up until now. All other programs’
(C-Cure,
CYAD-01,
CYAD-02,
CYAD-101,
CYAD-211)
related development costs have been assessed as not being eligible for capitalization and have therefore been recognized in the income statement as research and development expenses. Software is amortized over a period of 3 to 5 years.
Goodwill, IPR&D, Patents, Licenses and Trademarks mainly relate to the following items:

•
Goodwill and IPR&D resulted from the purchase price allocation exercise performed for the acquisition of Oncyte LLC in 2015. As of December 31, 2021 and 2020, Goodwill and IPR&D are not amortized but tested for impairment.

•
Exclusive Agreement for Horizon Discovery’s shRNA Platform to develop next-generation allogenic
CAR-T
Therapies acquired for $1.0 million at the end of December 2018. In October 2019, the Company capitalized milestone payments for a total amount of $0.2 million related to the exercise of the option on the Exclusive Agreement and to the first effective IND filing related to
CYAD-02.
In November 2020, the Group capitalized the milestone payments for an amount of $0.2 million related to the first effective IND, filed by the Group, relating to the product
CYAD-211.
At December 31, 2021, milestone payments are capitalized for a total amount of $0.4 million. This patent is amortized over the remaining intellectual property protection of 20 years, with the first patent application filed in 2008.

•
Exclusive license from the Moffitt Cancer Center for an antibody directed to Tumor-associated glycoprotein
(TAG-72),
which will form the basis of a T cell engager to be used with the shRNA platform technology of the Company acquired for $0.1 million in January 2021.

•	Exclusive license agreement signed with the University of Pennsylvania for an engager targeting Glypican 3 (GPC3) acquired for $0.2 million in October 2021.
The Immuno-oncology cash generating unit (CGU) has a net book value of €35.7 million at December 31, 2021. This CGU is mainly composed of
:

•	The goodwill and IPR&D resulting from the purchase price allocation exercise performed for the acquisition of Oncyte LLC in 2015;

•	The Horizon Discovery’s shRNA platform;

•	The new licenses acquired in 2021 from the Moffitt Cancer Center and University of Pennsylvania.
The variance on the total intangible assets as of December 31, 2021, in comparison to December 31, 2020, resulted primarily from the regular amortization of C-Cath ez
costs and the Group’s Patents & Licenses, compensated by new licenses acquired in 2021 regarding an exclusive patent license agreement signed with the University of Pennsylvania for an engager targeting Glypican 3 (GPC3) and an exclusive license from the Moffitt Cancer Center for an antibody directed to Tumor-associated glycoprotein
(TAG-72),
which both will form the basis of a T cell engager to be used with the shRNA platform technology of the Company.
Impairment testing
Impairment testing is detailed below.
Immuno-oncology CGU impairment test
4
Goodwill and IPR&D exclusively relate to the acquisition of the former entity Oncyte LLC (meanwhile liquidated into Celyad SA) which was acquired in 2015. Management performs an annual impairment test on goodwill and on ‘indefinite lived assets’ that are not amortized in accordance with the accounting policies stated in notes 5.2.6 and 5.2.9. The impairment test has been performed at the level the immuno-oncology segment corresponding to the CGU to which the goodwill and the IPR&D belong as well as the Horizon Discovery’s shRNA platform. The recoverable amount associated to this CGU is calculated based on the fair value less costs to sell model using Level 3 fair value measurements for which the Group developed unobservable inputs and requires the use of assumptions. The calculations use cash flow projections based on business plan ending in 2040 based on probability of success of
CYAD-02,
CYAD-101
and
CYAD-211
product candidates as well as extrapolations of projected cash flows resulting from the future expected sales on
CYAD-101
and
CYAD-211
and sublicense income associated with
CYAD-02.
CGU recoverable value, determined accordingly, exceeds its carrying amount. Accordingly, no impairment loss was recognized either on goodwill, on the IPR&D, on the Horizon Discovery’s shRNA platform or other immuno-oncology licenses at December 31,2021.
Management’s key assumptions (assumptions to which the unit’s or group of units’, recoverable amount is most sensitive) about projected cash flows when determining fair value less costs to sell are as follows:

•	Discount rate (WACC)
Management estimated the discount rate (WACC) as of December 31, 2021 to be 13.4% (14.8% as of December 31, 2020) based on following components: the US Government Treasury bill
20-Y,
the Group’s Beta, the equity Market Risk Premium and the small firm/illiquidity premium. The decrease of the WACC is mainly driven by a decrease of the Beta of the Group which is associated with the volatility of the Group’s equity influenced by its ongoing clinical programs and overall competitive landscape within the immuno-oncology field. Management corroborates its estimation with industry standards for biotechnology companies, the WACC used by Equity Research companies following the Group and transactions that have been sourced by the Group over the past 24 months.

4
The uncertainly raised by the
COVID-19
pandemic is not impacting impairment testing. Although there are lot of uncertainties, it does not impact the Group’s assets valuation as of December 31, 2021. For additional information on
COVID-19
pandemic update, refer to note 2.

•	Projected Revenue
Management estimated the projected revenue (using cash flow projections ending in 2040) based on the following components: total market and market share, time-to-market,
treatment price and terminal value. Management based its estimation of projected revenue and related components with the Group’s business plan, industry data for biotechnology companies, evolution of similar R&D programs, comparable prices, expected patent expiration period. The weight of this assumption is partially alleviated by the probability of success (PoS) presented hereunder.

•	Probabilities of Success (PoS)
Management estimated the PoS based on Clinical Development Success Rates observed by independent business intelligence consulting companies for hematological and solid tumor diseases. Probability of the Group’s product candidates reaching the market used were updated compared to prior year-end
based on most recent Clinical Development Success Rates observed by independent business intelligence consulting companies for hematological and solid tumor diseases as follows:

•	Probabilities of Success as of December 31, 2021:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	50%	28%	60%	90%	7.5%
CYAD-101	100%	49%	23%	43%	93%	4.6%
CYAD-211	100%	50%	28%	60%	90%	7.5%

•	Probabilities of Success as of December 31, 2020:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	62%	29%	53%	86%	8.1%
CYAD-101	100%	64%	23%	34%	80%	4.0%
CYAD-211	100%	62%	29%	53%	86%	8.1%
The PoS estimates used by management as of December 31, 2020 utilized clinical development success rates compiled by independent business intelligence consulting companies which sourced data from clinical development programs from 2006 – 2015. The Group’s updated PoS rates for its clinical programs as of December 31, 2021 incorporates data for clinical development success rates from 2011 – 2020, which the Group believes is a more accurate reflection of clinical development success rates across stage of development and in aggregate.
The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. The following table presents the sensitivity analyses of the recoverable amount of the CGU associated to the immuno-oncology operations:

Sensitivity analysis		Discount rate (WACC)
	Impact on model value	13.4%	14.0%	14.7%
	95.0%	-9%	-18%	-26%
Projected Revenue	97.5%	-2%	-14%	-22%
	100.0%	Model Reference	-10%	-19%
Regarding the sensitivity analysis related to PoS based on a change in this assumption while holding all other assumptions constant, a decrease by
-10%
or
-20%
to the bottom-line cumulative PoS would imply a decrease by
-10%
or
-20%
respectively of the recoverable amount of the CGU associated to the immuno-oncology operations.
This sensitivity analyze would imply that the recoverable value of the CGU exceeds its carrying amount at December 31, 2021.
On February 28, 2022, the Group announced its decision to voluntarily pause its Phase 1b
KEYNOTE-B79
trial evaluating
CYAD-101
administered concurrently with FOLFOX chemotherapy followed by MSD’s anti-PD-1
therapy, KEYTRUDA
®
(pembrolizumab) in patients with refractory metastatic colorectal cancer following reports of two fatalities that presented with similar pulmonary findings. The Group is currently investigating these reports and evaluating any similar events in additional patients treated on study. On March 1, 2022, the Group was informed via-email communication from the FDA that the KEYNOTE-B79 trial has been placed on clinical hold due to insufficient information to assess risk to study subjects (see note 36). Given the uncertain impact of this event on the future of KEYNOTE-B79 trials at this time, the Group is not able to assess the impact of such outcomes on the valuation of related assets and contingent liabilities and, therefore, has not adjusted the related fair value calculations for the clinical hold.
C-Cure
(Cardio) impairment test
Pursuant to 2017 strategic decision to focus all the efforts of the Group on the development of the immuno-oncology platform and the lack of strategic business development opportunities identified for the
C-Cure
(Mayo Licenses), this asset had been fully impaired as of December 31, 2017. CGU’s recoverable amounts being confirmed to be zero at current year-end,
the 100% impairment allowance has been carried forward at December 31, 2021.